GENERAL AND ADMINSTRATIVE EXPENSES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Salaries	$ 26.9	$ 33.5
Directors' fees and expenses	1.4	1.4
Professional and consulting fees	8.8	10.4
Other administration costs	4.7	1.1
Share-based compensation	5.6	4.7
(Gain) loss on cash flow hedges	(0.2)	(0.6)
Depreciation expense	1.4	1.5
General and administrative	$ 48.6	$ 52.0